Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 5,280	$ 5,188
Accounts receivable (note 18)	623	558
Inventories (note 17)	1,734	1,878
Other current assets (note 18)	612	519
Current assets	8,249	8,143
Non-current assets
Non-current portion of inventory (note 17)	2,636	2,566
Equity in investees (note 16)	4,594	4,670
Property, plant and equipment (note 19)	24,954	24,628
Intangible assets (note 20a)	150	169
Goodwill	4,769	4,769
Deferred income tax assets (note 30)	29	98
Other assets (note 22)	1,509	1,463
Total assets	46,890	46,506
Current liabilities
Accounts payable (note 23)	1,448	1,458
Debt (note 25b)	15	20
Current income tax liabilities	285	436
Other current liabilities (note 24)	338	306
Total current liabilities	2,086	2,220
Non-current liabilities
Debt (note 25b)	5,135	5,135
Provisions (note 27)	2,768	3,139
Deferred income tax liabilities (note 30)	3,293	3,034
Other liabilities (note 29)	1,301	1,268
Total liabilities	14,583	14,796
Equity
Capital stock (note 31)	28,497	29,236
Deficit	(6,566)	(7,949)
Accumulated other comprehensive (loss) income	(23)	14
Other	1,949	2,040
Total equity attributable to Barrick Gold Corporation shareholders	23,857	23,341
Non-controlling interests (note 32)	8,450	8,369
Total equity	32,307	31,710
Total liabilities and equity	$ 46,890	$ 46,506